Summary of significant accounting policies - Business Combinations (Details) € in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Indemnification asset	$ 2,512	$ 2,512
Trade and other receivables	41,125	45,372		$ 45,087
Cash	68,581	86,774		142,802					$ 84,557	$ 17,565
Provisions for non-income tax risks	(1,336)	(1,336)
Goodwill arising on acquisition		46,950		1,473
Goodwill/(negative goodwill) arising on acquisition	$ 1,836	1,836		$ 1,501
Total fair value of consideration		67,062
Cash		55,667
Nexters Studio LLC [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment								$ 390
Intangible assets								38
Right-of-use assets								1,164
Trade and other receivables								656
Other assets								91
Prepaid tax								28
Total assets								2,393
Deferred tax liability								(4)
Lease liabilities								(1,164)
Trade and other payables								(1,415)
Total liabilities								(2,583)
Total identifiable net assets at fair value								(190)
Total fair value of consideration								1,084
Net cash acquired with the subsidiary								26
Nexters Online LLC [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment								85
Intangible assets								14
Right-of-use assets								395
Trade and other receivables								80
Other assets								27
Total assets								605
Deferred tax liability								(16)
Lease liabilities								(395)
Trade and other payables								(218)
Tax liability								(4)
Total liabilities								(633)
Total identifiable net assets at fair value								(28)
Total fair value of consideration								163
Net cash acquired with the subsidiary								$ 4
NHW Ltd
Disclosure of detailed information about business combination [line items]
Trade and other receivables						$ 15
Total assets						16
Total identifiable net assets at fair value						16
Total fair value of consideration						24	€ 20,000
Net cash acquired with the subsidiary						$ 1
Game Positive LLC [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment					$ 71
Trade and other receivables					48
Other assets					59
Prepaid tax					12
Total assets					272
Trade and other payables					(159)
Total liabilities					(159)
Total identifiable net assets at fair value					113
NCI					33
Total fair value of consideration					1
Net cash acquired with the subsidiary					$ 82
Lightmap Ltd [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment		68	$ 68
Intangible assets		17,664	17,664
Right-of-use assets		230
Trade and other receivables		2,668	2,668
Prepaid tax		260
Total assets		25,604
Lease liabilities		(230)
Trade and other payables		(2,160)	(2,160)
Provisions for non-income tax risks		(1,381)
Tax liability		(1,721)
Total liabilities		(5,492)
Total identifiable net assets at fair value		20,112	20,112
Goodwill arising on acquisition		46,950	46,950
Total fair value of consideration		67,062	67,062
Net cash acquired with the subsidiary		$ 1,555	$ 1,555